Offerings	Aug. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	23,054,546
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 507,200,012.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 70,044.32
Offering Note	(a) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). (b) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase. (2) (a) The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on July 23, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a). (b) See note 1(b) above.